Direct Operating Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Voyage expenses	$ 133,179	$ 113,618	$ 132,556
Operating expenses	275,258	268,999	229,400
Charter hire	10,995	18,325	33,202
Compensation	235,148	226,850	211,533
Total	$ 654,580	$ 627,792	$ 606,691